ACQUISITIONS AND OTHER ARRANGEMENTS - Recothrom and Preveleak Narrative (Details) $ in Millions		3 Months Ended								12 Months Ended
	Mar. 16, 2018 USD ($) Product	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Acquisitions And Collaborations [Line Items]
Net sales		$ 3,181	$ 2,972	$ 2,718	$ 2,802	$ 3,039	$ 2,851	$ 2,834	$ 2,638	$ 11,673	$ 11,362	$ 11,099
Mallinckrodt plc
Acquisitions And Collaborations [Line Items]
Net sales											80	52
RECOTHROM and PREVELEAK | Mallinckrodt plc
Acquisitions And Collaborations [Line Items]
Number of products acquired | Product	2
Cash consideration transferred	$ 163											163
Contingent payments related to acquisitions	21
Maximum contingent future payments	7
Integration related costs											$ 20	$ 17
Other intangible assets	$ 100
Weighted-average useful life	10 years
RECOTHROM and PREVELEAK | Mallinckrodt plc | Minimum | Measurement Input Discount Rate
Acquisitions And Collaborations [Line Items]
Discount rate used to measure intangible assets	0.125
RECOTHROM and PREVELEAK | Mallinckrodt plc | Maximum | Measurement Input Discount Rate
Acquisitions And Collaborations [Line Items]
Discount rate used to measure intangible assets	0.130
Technology Transfer | Mallinckrodt plc
Acquisitions And Collaborations [Line Items]
Maximum contingent future payments	$ 15
Net Revenue Royalties | Mallinckrodt plc
Acquisitions And Collaborations [Line Items]
Maximum contingent future payments	$ 143